FROLEY, REVY INVESTMENT CO., INC. -- A VIEW OF THE MARKETS & OUR PORTFOLIO

Dear Current and Future Shareholders,

The end of 2001 marked the second consecutive year of negative returns for the equity markets and markedly higher returns on fixed income investments. Convertible securities fell in between the two return profiles as anticipated. Your Fund suffered a decline of 8.52% in 2001 as compared to a decline in the NASDAQ of 20.8% and to the S&P 500 loss of 11.9%, versus a gain of 8.5% for the Lehman Govt/Credit Bond Index. Although we lagged the convertible universe slightly, (the CS First Boston Index was down 6.4%) the comparison since inception (August 28, 2000) shows your Fund strongly outperforming both convertible and stock indices.

--------------------------------------------------------------------------------
                                      One
                                      Year      Since
                                 Total Return Inception*
--------------------------------------------------------------------------------
 FROLEY REVY CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------
 With Maximum Sales Load             -12.15%    -9.89%
--------------------------------------------------------------------------------
 Without Maximum Sales Load           -8.52%    -7.08%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MAJOR BENCHMARKS**
--------------------------------------------------------------------------------
 CSFB Convertible Securities Index    -6.4%    -13.7%
--------------------------------------------------------------------------------
 S&P 500 Index                       -11.9%    -17.6%
--------------------------------------------------------------------------------
 NASDAQ Composite                    -20.8%    -42.0%
--------------------------------------------------------------------------------
 Lehman Government/Credit Bond Index   8.5%     10.2%
--------------------------------------------------------------------------------

The outlook for 2002 is for an economic recovery in the second half of the year, with the primary question being how strong it will be. There is still no visibility for increases in corporate spending, as many businesses added heavily to their infrastructure in late 1999 in fear of Y2K, and again in the first half of 2000 in anticipation of rising inflation and interest expenses. This aggressive spending has left many companies over-invested in technology while their sales and profits are declining, dampening future spending plans.

The consumer, on the other hand, has been able to ride out the downturn well. Disposable incomes have risen as fixed costs, such as for housing, due to refinancing, and for energy, due to declining business demand, have dropped dramatically. Low interest rates, markdowns and discounts on everything, and lower taxes have also contributed to the stalwart consumer's pocketbook. In many past recessions, consumers have led the way to growth as their pent-up demand is met. Unfortunately, there is little pent-up consumer demand this time around.

At the present time there is no clear answer to the economic puzzle. Rebuilding inventories could have an economic multiplier effect, but that could be weighed down by the presence of structural excesses created in the late `90s. There is increased default risk for lower credit quality companies. This recession has already created some spectacular flameouts, from the once high-flying Enron to stolid Kmart.

In troubled times conservative strategies hold the most appeal for investors. We believe your convertible securities mutual fund offers the opportunity to participate with equities when they begin to move up again, while providing a downside counterweight from the income component built into these securities. This year, like the prior two, will require special care in security selection and opportunistic investing. As always, we continue to focus our investment strategy on fundamental research, overlaid with economic sector views, and the quantitative understanding of convertible security valuations. We consider ourselves your investment partner and believe that the use of convertible securities will help you to reach your investment goals. Thank you for your continued confidence in the Froley, Revy Convertible Securities Fund.

Sincerely,
/S/ Andrea Revy O'Connell
Andrea Revy O'Connell
President and CEO
Froley, Revy Investment  Co., Inc.

/S/ George A. Froley, III
George A. Froley,  III
Chairman
Froley, Revy Investment Co., Inc.


*The returns shown are for the period August 28, 2000 to December 31, 2001. **Unlike a mutual fund, the indices are unmanaged and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

THE FUND DOES NOT CURRENTLY HOLD ANY POSITIONS IN ENRON OR KMART.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT AFFILIATED WITH FIRST REPUBLIC BANK AND IS NOT A BANK. FROLEY, REVY INVESTMENT CO., INC. IS THE INVESTMENT ADVISOR TO THE FROLEY, REVY CONVERTIBLE SECURITIES FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, ANY BANK, ITS AFFILIATES, AND ARE NOT
FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2001
--------------------------------------------------------------------------------
    FACE                                                         MARKET
   AMOUNT                                                        VALUE
  ---------                                                   -----------
              CONVERTIBLE BONDS - 64.95%
              CONSUMER DISCRETIONARY - 7.59%
  $ 210,000   CUC International, Inc. / Cendant Corp.
              3.000%, 02/15/02 .............................  $   210,262
    325,000   Hilton Hotels Corp.
              5.000%, 05/15/06 .............................      287,625
    115,000   Barnes and Noble, Inc.
              5.250%, 03/15/09 .............................      131,819
    100,000   Cendant Corp. 144A
              3.875%, 11/27/11 .............................      106,375
    325,000   Lennar Corp.
              0.000%, 07/29/18 .............................      213,281
     75,000   Reebok International Ltd.
              4.250%, 03/01/21 .............................       76,875
    155,000   Brinker International, Inc. 144A
              0.000%, 10/10/21 .............................       98,037
                                                              -----------
                                                                1,124,274
                                                              -----------
              CONSUMER STAPLES - 0.52%
     60,000   Performance Food Group Company
              5.500%, 10/16/08 .............................       77,700
                                                              -----------
              ENERGY - 2.05%
    150,000   Kerr-McGee Corp.
              5.250%, 02/15/10 .............................      167,250
    150,000   Diamond Offshore Drilling, Inc.
              1.500%, 04/15/31 .............................      136,875
                                                              -----------
                                                                  304,125
                                                              -----------
              FINANCIAL - 3.95%
    300,000   First American Corp. 144A
              4.500%, 04/15/08 .............................      293,625
    275,000   EOP Operating LP
              7.250%, 11/15/08 .............................      291,156
                                                              -----------
                                                                  584,781
                                                              -----------


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2001
--------------------------------------------------------------------------------
    FACE                                                         MARKET
   AMOUNT                                                        VALUE
  ---------                                                   -----------
              HEALTH CARE - 14.17%
  $ 125,000   Province Healthcare Company
              4.500%, 11/20/05 .............................  $   128,125
     75,000   Sepracor, Inc. 144A
              5.750%, 11/15/06 .............................       81,187
    210,000   Cephalon, Inc. 144A
              2.500%, 12/15/06 .............................      228,112
    100,000   Sepracor, Inc.
              5.000%, 02/15/07 .............................       87,000
     60,000   AmeriSource Health Corp. 144A
              5.000%, 12/01/07 .............................       84,300
    175,000   Health Management Associates, Inc. 144A
              0.250%, 08/16/20 .............................      115,500
     85,000   King Pharmaceutical, Inc. 144A
              2.750%, 1/15/21 ..............................       92,862
    290,000   Genzyme Corp. 144A
              3.000%, 05/15/21 .............................      316,825
    290,000   Baxter International, Inc. 144A
              1.250%, 06/01/21 .............................      300,875
    175,000   Teva Pharmaceutical Industries Ltd. 144A
              0.750%, 08/15/21 .............................      173,250
    290,000   Medtronic, Inc. 144A
              1.250%, 09/15/21 .............................      304,500
    175,000   Apogent Technologies, Inc. 144A
              2.250%, 10/15/21 .............................      186,812
                                                              -----------
                                                                2,099,348
                                                              -----------
              INDUSTRIALS - 2.87%
    275,000   Briggs & Stratton Corp. 144A
              5.000%, 05/15/06 .............................      293,219
    145,000   Brooks Automation, Inc. 144A
              4.750%, 06/01/08 .............................      131,950
                                                              -----------
                                                                  425,169
                                                              -----------
              MATERIALS - 1.18%
    145,000   Freeport-McMoRan Copper & Gold, Inc. 144A
              8.250%, 01/31/06 .............................      174,544
                                                              -----------
              MEDIA - 4.35%
    115,000   Charter Communication, Inc.
              5.750%, 10/15/05 .............................      117,300


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2001
--------------------------------------------------------------------------------
    FACE                                                         MARKET
   AMOUNT                                                        VALUE
  ---------                                                   -----------
              MEDIA -  (continued)
  $  85,000   Charter Communication, Inc. 144A
              5.750%, 10/15/05 .............................  $    86,700
     90,000   Adelphia Communications Corp.
              6.000%, 02/15/06 .............................       78,187
    100,000   CNET Networks, Inc.
              5.000%, 03/01/06 .............................       63,875
     75,000   Charter Communication, Inc.
              4.750%, 06/01/06 .............................       68,437
    295,000   Comcast Corp.
              0.000%, 12/19/20 .............................      229,362
                                                              -----------
                                                                  643,861
                                                              -----------
              TECHNOLOGY - 25.07%
    275,000   Thermo Electron Corp.
              4.250%, 01/01/03 .............................      272,250
    125,000   Sanmina Corp.
              4.250%, 05/01/04 .............................      136,563
    115,000   Analog Devices, Inc.
              4.750%, 10/01/05 .............................      108,819
    135,000   Affiliated Computer Svcs. 144A
              3.500%, 02/15/06 .............................      187,650
    105,000   VERITAS Software Corp.
              1.856%, 08/13/06 .............................      138,075
    145,000   Network Associates, Inc. 144A
              5.250%, 08/15/06 .............................      232,000
     65,000   Siebel Systems, Inc.
              5.500%, 09/15/06 .............................       91,650
    120,000   Symantec Corp. 144A
              3.000%, 11/01/06 .............................      145,650
     90,000   Extreme Networks, Inc. 144A
              3.500%, 12/01/06 .............................       81,338
     45,000   Riverstone Networks, Inc. 144A
              3.750%, 12/01/06 .............................       51,244
     90,000   Kulicke & Soffa Industries, Inc.
              4.750%, 12/15/06 .............................       85,950
    170,000   General Semiconductor, Inc.
              5.750%, 12/15/06 .............................      170,000
    155,000   Brocade Communications Systems, Inc. 144A
              2.000%, 01/01/07 .............................      155,388
    225,000   Rational Software Corp.
              5.000%, 02/01/07 .............................      203,906
    125,000   Burr-Brown Corp.
              4.250%, 02/15/07 .............................      132,500


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)      DECEMBER 31, 2001
--------------------------------------------------------------------------------
    FACE                                                         MARKET
   AMOUNT                                                        VALUE
  ---------                                                   -----------
              TECHNOLOGY -  (continued)
  $ 225,000   Juniper Networks, Inc.
              4.750%, 03/15/07 .............................  $   163,125
    225,000   Mercury Interactive Corp.
              4.750%, 07/01/07 .............................      183,375
    355,000   International Rectifier Corp.
              4.250%, 07/15/07 .............................      292,431
    240,000   First Data Corp.
              2.000%, 03/01/08 .............................      278,400
    100,000   Oak Industries
              4.875%, 03/01/08 .............................       89,000
    250,000   Nortel Networks Corp. 144A
              4.250%, 09/01/08 .............................      242,188
     60,000   Corning, Inc.
              3.500%, 11/01/08 .............................       66,900
    210,000   PerkinElmer, Inc.
              0.000%, 08/07/20 .............................      116,288
     80,000   Agilent Technologies, Inc. 144A
              3.000%, 12/01/21 .............................       89,300
                                                              -----------
                                                                3,713,990
                                                              -----------
              TELECOMMUNICATIONS - 2.31%
     95,000   L-3 Communications Holdings, Inc. 144A
              5.250%, 06/01/09 .............................      122,669
     70,000   L-3 Communications Holdings, Inc. 144A
              4.000%, 09/15/11 .............................       71,400
    275,000   Verizon Communications, Inc. 144A
              0.000%, 05/15/21 .............................      148,156
                                                              -----------
                                                                  342,225
                                                              -----------
              TRANSPORTATION - 0.89%
    135,000   United Parcel Service, Inc.
              1.750%, 09/27/07 .............................      131,625
                                                              -----------
              TOTAL CONVERTIBLE BONDS (COST $9,213,530)         9,621,642
                                                              -----------


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                 MARKET
   SHARES                                                        VALUE
  ---------                                                   -----------
              CONVERTIBLE PREFERRED STOCKS - 20.09%
              CONSUMER DISCRETIONARY - 1.13%
      4,500   Newell Financial Trust I
              5.250% .......................................  $   167,063
                                                              -----------
              ENERGY - 1.33%
      3,950   Unocal Capital Trust
              6.250% .......................................      196,513
                                                              -----------
              FINANCIAL - 2.92%
      2,900   Prudential Financial, Inc.
              6.750% .......................................      168,780
      3,950   Washington Mutual Capital Trust I
              5.375% .......................................      188,119
      1,600   Washington Mutual, Inc.
               5.375% ......................................       76,200
                                                              -----------
                                                                  433,099
                                                              -----------
              HEALTH CARE - 0.85%
      1,975   Anthem, Inc.
              6.000% .......................................      126,400
                                                              -----------
              INDUSTRIALS - 1.38%
      1,650   Northrop Grumman Corp.
              7.000% .......................................      204,600
                                                              -----------
              MATERIALS - 2.06%
      3,325   International Paper Company
              5.250% .......................................      154,197
      3,030   USX Capital Trust I
              6.750% .......................................      151,379
                                                              -----------
                                                                  305,576
                                                              -----------
              MEDIA - 6.09%
      4,700   Cox Communications, Inc.
              7.000% .......................................      259,299
      6,850   Rainbow Media Equity Security Trust II
              6.250% .......................................      161,112
      3,500   Reliant Energy, Inc. / AOL
              2.000% .......................................      178,465
     10,700   Sinclair Broadcast Group, Inc.
              6.000% .......................................      302,810
                                                              -----------
                                                                  901,686
                                                              -----------


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                 MARKET
   SHARES                                                        VALUE
  ---------                                                   -----------
              TECHNOLOGY - 0.81%
      1,050   Lucent Technologies, Inc. 144A
              8.000% .......................................  $   120,094
                                                              -----------
              UTILITIES - 3.52%
      2,125   Dominion Resources, Inc., PIES
              9.500% .......................................      126,905
      1,250   NiSource, Inc., PIES
              7.750% .......................................       56,813
      2,600   Sierra Pacific Resources
              9.000% .......................................      139,100
      3,600   TXU Corp.
              9.250% .......................................       93,888
      3,850   Utilicorp United Unit Cvt Peps
              9.750% .......................................      105,105
                                                              -----------
                                                                  521,811
                                                              -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $2,984,081)            2,976,842
                                                              -----------

              COMMON STOCK - 6.43%
              CONSUMER DISCRETIONARY - 0.53%
      2,000   Kraft Foods, Inc. Class A ....................       68,060
        300   Weight Watchers International, Inc.* .........       10,146
                                                              -----------
                                                                   78,206
                                                              -----------
              CONSUMER STAPLES - 0.74%
    110,575   Leading Brands, Inc.* ........................      109,469
                                                              -----------
              ENERGY - 1.02%
      6,375   GMX Resources, Inc.* .........................       28,689
     62,150   PYR Energy Corp.* ............................      123,057
                                                              -----------
                                                                  151,746
                                                              -----------
              FINANCIAL - 3.84%
      3,600   American Express Company .....................      128,484
      2,336   Fifth Third Bancorp ..........................      143,267
      3,200   The Goldman Sachs Group, Inc. ................      296,800
                                                              -----------
                                                                  568,551
                                                              -----------


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                        MARKET
   SHARES                                                               VALUE
  ---------                                                          -----------
              TECHNOLOGY - 0.30%
      2,000   Nassda Corp.* ....................................... $    44,980
                                                                    -----------
                  TOTAL COMMON STOCK (COST $1,100,259)                  952,952
                                                                    -----------
              WARRANTS - 1.08%
              TECHNOLOGY - 1.08%
     13,081   Micron Technology, Inc. 144A* .......................     160,242
                                                                    -----------
                  TOTAL WARRANTS (COST $224,993) ..................     160,242
                                                                    -----------

              SHORT TERM INVESTMENTS - 7.04%
    521,635   Blackrock Provident Institutional TempFund
              2.00% ...............................................     521,635
    521,635   PNC Bank, Money Market Fiduciary
              1.88% ...............................................     521,635
                                                                    -----------
                  TOTAL SHORT TERM INVESTMENTS (COST $1,043,270) ..   1,043,270
                                                                    -----------
                  TOTAL INVESTMENTS - 99.59%  (COST $14,566,133**)   14,754,948

                  OTHER ASSETS LESS OTHER LIABILITIES - 0.41% .....      61,222
                                                                    -----------
                  NET ASSETS - 100.00% ............................ $14,816,170
                                                                    ===========

--------------
* Non-income producing security
144A - Private placement securities issued under Rule 144A are exempt from the registration requirements of the Securities Act of 1933.
** Cost for Federal income tax purposes is $14,566,133 and net unrealized appreciation consists of:
         Gross unrealized appreciation ............................  $  778,958
         Gross unrealized depreciation ............................    (590,143)
                                                                     ----------
            Net unrealized appreciation ...........................  $  188,815
                                                                     ==========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      CONVERTIBLE
                                                                                    SECURITIES FUND
                                                                                    ---------------
ASSETS
   Investments in securities at market value (identified cost $14,566,133)
     (Note 1) ..................................................................      $14,754,948
   Receivables:
     Dividends and interest ....................................................           96,478
     Investment securities sold ................................................          542,948
   Prepaid expenses ............................................................              739
                                                                                      -----------
     TOTAL ASSETS ..............................................................       15,395,113
                                                                                      -----------
LIABILITIES
   Payables:
     Investment securities purchased ...........................................          552,046
     Payable to advisor ........................................................           14,693
   Accrued expenses ............................................................           12,204
                                                                                      -----------
     TOTAL LIABILITIES .........................................................          578,943
                                                                                      -----------
NET ASSETS
   (applicable to outstanding Class A shares of 1,770,579; unlimited shares of
     $0.001 par value authorized) ..............................................      $14,816,170
                                                                                      ===========
   Net asset value and redemption price per Class A Share
     ($14,816,170 / 1,770,579 shares) ..........................................      $      8.37
                                                                                      ===========
   Offering price per share ($8.37 / 0.96) .....................................      $      8.72
                                                                                      ===========

SOURCE OF NET ASSETS (NOTE 2)
   Paid-in capital .............................................................      $15,170,937
   Overdistributed net investment income .......................................          (53,196)
   Accumulated net realized losses:
     Long-term .................................................................         (490,386)
   Unrealized appreciation .....................................................          188,815
                                                                                      -----------
     NET ASSETS ................................................................      $14,816,170
                                                                                      ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      CONVERTIBLE
                                                                                    SECURITIES FUND
                                                                                    ---------------
INVESTMENT INCOME
   Dividends ...................................................................      $   121,824
   Interest ....................................................................          207,578
                                                                                      -----------
     TOTAL INCOME ..............................................................          329,402
                                                                                      -----------
EXPENSES
   Advisory fees (Note 4) ......................................................           46,383
   12b-1 Fees Class A (Note 4) .................................................            1,272
   Bookkeeping and pricing fees ................................................           15,613
   Transfer agent fees .........................................................           14,592
   Registration fees ...........................................................           12,366
   Administrator expense .......................................................            9,205
   Custodian fees ..............................................................            7,620
   Trustees' fees and expenses .................................................            5,821
   Independent accountants .....................................................            4,150
   Legal expense ...............................................................            3,498
   Reports to shareholders .....................................................            3,434
   Other .......................................................................              253
                                                                                      -----------
     TOTAL EXPENSES ............................................................          124,207
     Expenses waived and reimbursed (Note 4) ...................................          (12,887)
                                                                                      -----------
     NET EXPENSES ..............................................................          111,320
                                                                                      -----------
     NET INVESTMENT INCOME .....................................................          218,082
                                                                                      -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from security transactions ................................         (460,682)
   Net change in unrealized appreciation (depreciation) of investments .........         (298,362)
                                                                                      -----------
   Net realized and unrealized loss on investments .............................         (759,044)
                                                                                      -----------
   Net decrease in net assets resulting from operations ........................      $  (540,962)
                                                                                      ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             CONVERTIBLE
                                                                           SECURITIES FUND
                                                                    -----------------------------
                                                                     SIX MONTHS
                                                                        ENDED           PERIOD
                                                                     DECEMBER 31,         ENDED
                                                                        2001           JUNE 30,
                                                                     (UNAUDITED)          2001*
                                                                     -----------      -----------
OPERATIONS
   Net investment income ..........................................     $218,082         $249,165
   Net realized gain (loss) on investments ........................     (460,682)         299,745
   Net change in unrealized appreciation (depreciation)
     of investments ...............................................     (298,362)      (1,020,212)
                                                                     -----------      -----------
   Net decrease in net assets resulting from operations ...........     (540,962)        (471,302)
                                                                     -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income .......................     (423,215)        (115,214)
   Distributions from realized gains on investments ...............      (62,553)        (266,896)
                                                                     -----------      -----------
     Total distributions ..........................................     (485,768)        (382,110)
                                                                     -----------      -----------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold .......................................    1,459,624       15,831,034
   Receipt from shares issued on reinvestment
     of distributions .............................................      461,938          382,110
   Shares redeemed ................................................     (808,791)        (629,603)
                                                                     -----------      -----------
   Net increase in net assets resulting from beneficial
     interest transactions (a) ....................................    1,112,771       15,583,541
                                                                     -----------      -----------
     Total increase in net assets .................................       86,041       14,730,129
NET ASSETS
   Beginning of period ............................................   14,730,129               --
                                                                     -----------      -----------
   End of period ..................................................  $14,816,170      $14,730,129
                                                                     ===========      ===========
   (a) Transactions in shares of beneficial interest were:
      Shares sold .................................................      171,069        1,664,179
      Shares issued on reinvestment of distributions ..............       55,789           42,789
      Shares redeemed .............................................      (97,130)         (66,117)
                                                                     -----------      -----------
      Net increase ................................................      129,728        1,640,851
                                                                     -----------      -----------
      Beginning balance ...........................................    1,640,851               --
                                                                     -----------      -----------
      Ending balance ..............................................    1,770,579        1,640,851
                                                                     ===========      ===========

------------------------------
* Froley, Revy Convertible Securities Fund commenced operations on August 28, 2000.


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table  below sets  forth  financial  data for a Class A Share of  beneficial interest outstanding throughout each period presented.
                                                                         CONVERTIBLE
                                                                       SECURITIES FUND
                                                                -----------------------------
                                                                 SIX MONTHS
                                                                    ENDED            PERIOD
                                                                 DECEMBER 31,          ENDED
                                                                     2001            JUNE 30,
                                                                (UNAUDITED) 2          2001 1
                                                                -------------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................   $  8.98          $ 10.00
                                                                   -------          -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .......................................      0.11             0.21
   Net losses on securities (both realized and unrealized) .....     (0.45)           (0.80)
                                                                   -------          -------
     Total from investment operations ..........................     (0.34)           (0.59)
                                                                   -------          -------
LESS DISTRIBUTIONS
   Dividends from net investment income ........................     (0.24)           (0.13)
   Distributions from capital gains ............................     (0.03)           (0.30)
                                                                   -------          -------
     Total distributions .......................................     (0.27)           (0.43)
                                                                   -------          -------
 NET ASSET VALUE, END OF PERIOD ................................     $8.37            $8.98
                                                                   =======          =======

TOTAL RETURN ...................................................    (3.73)%#         (5.88)%+
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ........................   $14,816          $14,730
     Ratios of expenses to average net assets
       before reimbursement of expenses by Advisor .............    1.67%*           1.95%*
       after reimbursement of expenses by Advisor ..............    1.50%*           1.50%*
     Ratios of net investment income to average net assets
       before reimbursement of expenses by Advisor .............    2.77%*           2.30%*
       after reimbursement of expenses by Advisor ..............    2.94%*           2.75%*
     Portfolio turnover rate ...................................      57%#            159%#

-------------------------------

1  The Convertible Securities Fund commenced operations on August 28, 2000.
2 As required effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.03, increase in realized and unrealized gain and losses per share by $.03 and decrease the ratio of net investment income to average net assets from 3.47% to 2.94%. Per share ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
*  Annualized.
+  Since inception, not annualized and does not reflect sales load.
#  Not annualized.


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (unaudited)                      December 31, 2001
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. This Semi-Annual Report relates solely to the Froley, Revy Convertible Securities Fund (the "Fund"), which commenced operations on August 28, 2000. The Fund has authorized two classes of shares, Class A Shares and Class B Shares. Class B has not commenced operation as of December 31, 2001. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The Convertible Securities Fund seeks to provide total return through the combination of current income and long-term capital appreciation. The Fund invests primarily in convertible securities of companies that the Advisor believes have above average growth rates and sound financial characteristics.

Due to the inherent risk in any investment program, the Fund can not ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Equity securities, which are traded on a national securities exchange, are valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by the Board of Trustees.

Valuations of fixed and variable income securities ("debt securities") are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. The pricing services may use electronic data processing techniques and/or a computerized matrix system to determine valuations. Debt securities for which market quotations are readily available are valued based upon those quotations.

The procedures used by the pricing services are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing services whenever, in their judgement, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)          December 31, 2001
--------------------------------------------------------------------------------

on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts/premiums on securities purchased are accreted/amortized over the life of the respective securities for financial reporting purposes (see "Change in Accounting Principle", Note 5). Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund's net assets by the number of Fund shares outstanding. The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distribution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A shares are purchased at the offering price per share.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

F. TAX-FREE TRANSFER. The initial subscriptions to the Fund were accomplished by the tax-free transfer of cash and investment securities with a market value of $9,019,141 for 901,046 shares of the Fund. The market values of the securities at the time of transfer exceeded their historical cost basis by $1,507,389.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)          December 31, 2001
--------------------------------------------------------------------------------

NOTE 2 - DISTRIBUTIONS TO SHAREHOLDERS
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended December 31, 2001 and the year ended June 30, 2001 was as follows:

                                              SIX MONTHS ENDED      PERIOD ENDED
                                              DECEMBER 31, 2001    JUNE 30, 2001
                                              -----------------    -------------
Distribution paid from:
Ordinary Income ..............................   $485,768             $382,110
                                                 --------             --------
     Total Distributions .....................   $485,768             $382,110
                                                 ========             ========

As of June 30, 2001, the components of the distributable earnings on a tax basis were as follows:

Undistributed ordinary income ................                        $151,937
Undistributed long-term capital gains ........                          62,519
Unrealized appreciation ......................                        $457,507
                                                                      --------
     Distributable earnings ..................                        $671,963
                                                                      ========

NOTE 3 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the six months ended December 31, 2001 are as follows:

                                                 PURCHASES             SALES
                                                 ---------          ----------
Convertible Securities Fund ..................   $9,263,296         $7,462,917

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Froley, Revy Investment Company, Inc. (the "Advisor") is the Fund's investment advisor pursuant to an Investment Advisory Agreement (the "Agreement") with the Trust on behalf of the Fund. Under the terms of the Agreement, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.625% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)          December 31, 2001
--------------------------------------------------------------------------------

During  the six months  ended  December  31,  2001,  the Trust paid the  Advisor
$46,383 on behalf of the Fund. The Advisor has entered into an expense limitation agreement with respect to the Fund for the Fund's current fiscal year pursuant to which the Advisor has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the total operating expenses of the Class A Shares and the Class B Shares of the Fund to 1.50% and 2.00%, respectively, of the Fund's average daily net assets. For the six months ended December 31, 2001, the Advisor waived and reimbursed expenses amounting to $12,887 for the Fund. The Operating Expense Agreement provides that any fees waived and/or operating expenses reimbursed by the Advisor during a fiscal year of the Fund may be recouped by the Advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the annual expense limitation. As of June 30, 2001 the Advisor had unrecouped fee waivers and/or expense reimbursements of $40,797 which can be recouped through June 30, 2004.

The Advisor has retained Trainer Wortham & Co., Inc. (the "Sub-Advisor") to serve as sub-investment advisor to the Fund. The Sub-Advisor is a wholly owned subsidiary of First Republic Bank and utilizes an investment committee to provide research and analysis services to the Advisor with respect to the Fund's investments. The sub-investment advisory fees of the Sub-Advisor are paid directly by the Advisor and are not paid by the Fund.

The Trust has adopted Distribution Service Plans (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to each class of shares offered by the Fund in order to pay certain expenses associated with the distribution of its shares. Each Plan permits the Fund to compensate PFPC Distributors, Inc. (the "Distributor"), the Trust's sole underwriter and distributor, for distribution and shareholder servicing expenses incurred by the Distributor. Prior to January 2, 2001, Provident Distributors, Inc. served as the sole underwriter and distributor of the Trust. Pursuant to the Plan for Class A Shares, the Class A Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund's assets attributable to Class A Shares. Pursuant to the Plan for Class B Shares, the Class B Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the Fund's net assets attributable to Class B Shares. Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's current prospectus.

Certain officers and trustees of the Trust are affiliated persons of the Advisor and Sub-Advisor.

NOTE 5 - CHANGE IN ACCOUNTING PRINCIPLE
Effective July 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to amortize premium and discount on fixed income securities. Prior to July 1, 2001, the Fund did not amortize premium on fixed income securities. The cumulative effect of the accounting change had no impact on the total net assets of the Fund or the Fund's net asset value, but resulted in a $39,675 reduction in cost of securities and a corresponding $39,675 increase in unrealized appreciation, based on securities held by the Fund on December 31, 2001.

                             TRAINER WORTHAM FUNDS
                                845 Third Avenue
                               New York, NY 10022

OFFICERS
David P. Como
PRESIDENT

Andrea Revy O'Connell
VICE PRESIDENT

George A. Froley, III
TRUSTEE

James G. Shaw
TREASURER

Mary Jane Maloney
SECRETARY

INVESTMENT ADVISOR
Froley, Revy Investment Company, Inc.
10900 Wilshire Boulevard, Suite 900
Los Angeles, CA 90024
AUDITORS

Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
1500 JFK Boulevard
Philadelphia, PA 19102

CUSTODIAN
PFPC Trust Company, Inc.
8800 Tinicum Blvd.
Philadelphia, PA 19153

FUND ADMINISTRATION
PFPC Inc.
3200 Horizon Drive
King of Prussia, PA 19406

DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 3200 HORIZON DRIVE, KING OF PRUSSIA, PA 19406 - DFU 3/02

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE TRUST UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE TRUST'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

TRUSTEES:
Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

                              ---------------------
                              TRAINER WORTHAM FUNDS
                              ---------------------

                                   866.TWFUNDS
                                  866.893.8637


                  THIS REPORT IS TO BE PRECEDED OR ACCOMPANIED
                                BY A PROSPECTUS.


                   845 Third Avenue, New York, New York 10022
                      866.TWFUNDS o www.trainerwortham.com


                              ---------------------
                              TRAINER WORTHAM FUNDS
                              ---------------------


                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2001


                                  FROLEY, REVY
                           CONVERTIBLE SECURITIES FUND